Target 2050 Series
Target 2050 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Target 2050 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Target 2050 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.62%	0.59%	0.59%	0.60%
Acquired Fund Fees and Expenses (AFFE)		0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses	[1]	1.47%	1.69%	1.94%	2.45%
Less Fee Waiver and/or Expense Reimbursement		(0.57%)	(0.54%)	(0.54%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.90%	1.15%	1.40%	1.90%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Target 2050 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	92	117	143	193
3 Years	287	365	443	597
5 Years	498	633	766	1,026
10 Years	1,269	1,547	1,825	2,363

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 10% of the average value of its portfolio.
Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

• Manning & Napier Pro-Blend® Conservative Term Series	0%

• Manning & Napier Pro-Blend® Moderate Term Series	0%

• Manning & Napier Pro-Blend® Extended Term Series	0%

• Manning & Napier Pro-Blend® Maximum Term Series	100%

As of December 31, 2011, the asset allocation of the Pro-Blend Maximum Term Series was 86.08% stocks, 9.81% bonds, and 4.11% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

% Stocks
		Max	Min	Midpoint
Years to Retirement
	40	95%	70%	82.5%
	39	95%	70%	82.5%
	38	95%	70%	82.5%
	37	95%	70%	82.5%
	36	95%	70%	82.5%
	35	95%	70%	82.5%
	34	95%	70%	82.5%
	33	95%	70%	82.5%
	32	95%	70%	82.5%
	31	95%	70%	82.5%
	30	95%	70%	82.5%
	29	94%	68%	81.0%
	28	93%	67%	80.0%
	27	92%	65%	78.5%
	26	91%	64%	77.5%
	25	90%	62%	76.0%
	24	89%	61%	75.0%
	23	88%	59%	73.5%
	22	87%	58%	72.5%
	21	86%	56%	71.0%
	20	85%	55%	70.0%
	19	83%	53%	68.0%
	18	81%	51%	66.0%
	17	79%	49%	64.0%
	16	78%	47%	62.5%
	15	77%	44%	60.5%
	14	75%	41%	58.0%
	13	74%	38%	56.0%
	12	73%	35%	54.0%
	11	72%	32%	52.0%
	10	70%	30%	50.0%
	9	69%	29%	49.0%
	8	68%	28%	48.0%
	7	67%	27%	47.0%
	6	66%	26%	46.0%
	5	65%	25%	45.0%
	4	64%	24%	44.0%
	3	63%	23%	43.0%
	2	62%	22%	42.0%
	1	61%	21%	41.0%
	0	60%	20%	40.0%

Years After Retirement
	-1	57%	19%	38.0%
	-2	54%	18%	36.0%
	-3	51%	17%	34.0%
	-4	48%	16%	32.0%
	-5	45%	15%	30.0%
	-6	45%	15%	30%
	-7	45%	15%	30%
	-8	45%	15%	30%
	-9	45%	15%	30%
	-10	45%	15%	30%

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Principal Risks of Investing in the Series
The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series’ name; and (iii) are willing to accept the risks associated with the Series’ asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series’ direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security. Please see “Principal Risks of the Underlying Funds” for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series’ investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2050 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2050 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range. For the 2011 calendar year, the Target 2050 Blended Index was made up of the MSCI All Country World Index ex USA (20%), the Russell 3000® Index (65%), and the Barclays Capital U.S. Aggregate Bond Index (15%). The Target 2050 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Target 2050 Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 6/30/09): 19.73% Lowest (quarter ended 9/30/11): (16.92)% Year-to-date performance (before taxes) through March 31, 2012: 10.84%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Target 2050 Series	1 Year	Since Inception	Inception Date
CLASS K	(7.22%)	1.42%	Mar. 28, 2008
CLASS K Return After Taxes on Distributions	(7.62%)	1.04%	Mar. 28, 2008
CLASS K Return After Taxes on Distributions and Sale of Series Shares	(4.18%)	1.12%	Mar. 28, 2008
CLASS I	(7.04%)	1.70%	Mar. 28, 2008
CLASS R	(7.50%)	1.18%	Mar. 28, 2008
CLASS C	(7.87%)	0.69%	Mar. 28, 2008
Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)	1.03%	1.32%	Mar. 31, 2008
Target 2050 Blended Index (reflect no deduction for fees, expenses, or taxes)	(0.90%)	1.06%	Mar. 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.